Other Non-Current Assets - Disclosure of movement in ARM BBEE Trust Loan (Details) - ARM BBEE Trust - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2021
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R 101
Repayments Of Loans	42	R 74
Settlement of loan			R 264
Refinanced loan advances			R 264
Non-current financial assets at fair value through profit or loss	R 68	R 101